Basis of preparation of condensed consolidated interim financial statements (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of foreign exchange rates

					Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2024	December 31, 2023	2024	2023	2024	2023
US Dollar ("US$")	5.5589	4.8413	5.2129	4.9485	5.0843	5.0744
Canadian dollar ("CAD")	4.0620	3.6522	3.8107	3.6860	3.7426	3.7654
Euro ("EUR")	5.9547	5.3516	5.6132	5.3867	5.4969	5.4831